UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297

                             OPPENHEIMER MIDCAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.7%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.4%
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
International Game Technology                                                        113,800    $     4,399,508
----------------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                            111,400          5,046,420
----------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                            367,000         19,197,770
                                                                                                ----------------
                                                                                                     28,643,698
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Harman International Industries, Inc.                                                123,200          9,880,640
----------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
Coldwater Creek, Inc. 1                                                              401,100          7,993,923
----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.2%
Chico's FAS, Inc. 1                                                                  632,400         14,323,860
----------------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                        1,073,100         30,422,385
----------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                 332,200         15,194,828
----------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                                313,200          9,959,760
                                                                                                ----------------
                                                                                                     69,900,833
----------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.1%
Coach, Inc. 1                                                                        388,266         11,147,117
----------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                              616,300         35,153,752
                                                                                                ----------------
                                                                                                     46,300,869
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.8%
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Whole Foods Market, Inc.                                                             348,900         20,065,239
----------------------------------------------------------------------------------------------------------------
ENERGY--5.5%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
BJ Services Co.                                                                      181,800          6,593,886
----------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                        77,200          5,175,488
----------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                            435,600         19,414,692
                                                                                                ----------------
                                                                                                     31,184,066
----------------------------------------------------------------------------------------------------------------
OIL & GAS--2.7%
Murphy Oil Corp.                                                                     375,300         19,312,938
----------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                     244,366         11,482,758
                                                                                                ----------------
                                                                                                     30,795,696
----------------------------------------------------------------------------------------------------------------
FINANCIALS--16.4%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Affiliated Managers Group, Inc. 1                                                    213,100         19,509,305
----------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                                232,100         13,452,516
----------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                     314,500         26,251,315
                                                                                                ----------------
                                                                                                     59,213,136
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
Commerce Bancorp, Inc.                                                               985,200         33,467,244
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Chicago Mercantile Exchange (The)                                                     66,500         30,669,800
----------------------------------------------------------------------------------------------------------------
INSURANCE--3.5%
Brown & Brown, Inc.                                                                  739,500         23,212,905


1       |       Oppenheimer MidCap Fund

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Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Philadelphia Consolidated Holding Co. 1                                              494,100    $    16,735,167
                                                                                                ----------------
                                                                                                     39,948,072
----------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
CB Richard Ellis Group, Inc., Cl. A 1                                                922,400         21,704,072
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--17.6%
----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--10.3%
Bard (C.R.), Inc.                                                                    508,900         36,116,633
----------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                    441,700         22,946,315
----------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                                            94,700          8,380,950
----------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                       505,900         23,478,819
----------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                       562,052         25,472,197
                                                                                                ----------------
                                                                                                    116,394,914
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.3%
Cerner Corp. 1                                                                       403,900         16,349,872
----------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                      426,400         27,187,264
----------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                         612,825         32,295,878
----------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                                   132,600          7,123,272
                                                                                                ----------------
                                                                                                     82,956,286
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--16.0%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Rockwell Collins, Inc.                                                               590,200         31,498,974
----------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--3.2%
C.H. Robinson Worldwide, Inc.                                                        402,400         18,421,872
----------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                         387,800         17,633,266
                                                                                                ----------------
                                                                                                     36,055,138
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.2%
Corporate Executive Board Co.                                                        237,500         22,325,000
----------------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                                   382,500         25,696,350
                                                                                                ----------------
                                                                                                     48,021,350
----------------------------------------------------------------------------------------------------------------
MACHINERY--3.8%
Donaldson Co., Inc.                                                                  515,700         16,961,373
----------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                  605,700         25,972,416
                                                                                                ----------------
                                                                                                     42,933,789
----------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.0%
Fastenal Co.                                                                         637,900         22,690,103
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.1%
----------------------------------------------------------------------------------------------------------------
IT SERVICES--8.8%
Alliance Data Systems Corp. 1                                                        688,300         35,323,556
----------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                               516,100         33,799,389
----------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                587,400         24,987,996
----------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                     241,900          5,851,561
                                                                                                ----------------
                                                                                                     99,962,502
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
FormFactor, Inc. 1                                                                   234,000         10,031,580


2       |       Oppenheimer MidCap Fund

--------------------------------------------------------------------------------

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Microchip Technology, Inc.                                                           865,600    $    27,924,255
                                                                                                ----------------
                                                                                                     37,955,835
----------------------------------------------------------------------------------------------------------------
SOFTWARE--8.9%
Adobe Systems, Inc. 1                                                                655,200         18,679,752
----------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                        589,100         21,372,548
----------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                               220,300          6,998,931
----------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                       440,750         19,348,925
----------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                       760,200         23,467,374
----------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                       371,800         10,477,324
                                                                                                ----------------
                                                                                                    100,344,854
----------------------------------------------------------------------------------------------------------------
MATERIALS--2.3%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%
Ecolab, Inc.                                                                         592,400         25,514,668
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
NeuStar, Inc., Cl. A 1                                                               586,400         18,096,304
                                                                                                ----------------
Total Common Stocks (Cost $913,946,540)                                                           1,092,192,005

                                                                                   PRINCIPAL
                                                                                      AMOUNT
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 2.52% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$31,941,631 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145 (Cost
$31,937,000)                                                                    $ 31,937,000         31,937,000
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $945,883,540)                                         99.5%     1,124,129,005
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          0.5          5,098,225

                                                                                --------------------------------
Net Assets                                                                             100.0%   $ 1,129,227,230
                                                                                ================================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $  946,229,640
                                                 ===============

Gross unrealized appreciation                    $  212,672,486
Gross unrealized depreciation                       (34,773,121)
                                                 ---------------
Net unrealized appreciation                      $  177,899,365
                                                 ===============


3       |       Oppenheimer MidCap Fund

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Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4       |       Oppenheimer MidCap Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006